Note 2 - Significant Accounting Policies: Foreign Currency and Comprehensive Income (Details)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Details
Period-end exchange rates	0.940531		0.982898
Weighted average exchange rate	0.64101	1.02760